SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties
Trade and notes receivables, before provision for impairment	¥ 2,174,710	¥ 1,617,576
Provision for impairment of receivables	(80,102)	(103,592)
Trade and notes receivables	2,094,608	1,513,984
Provision for impairment of other current assets	(1,310,379)	(496,703)
Other current assets	890,565	2,141,630
Interest-bearing loans and borrowings	13,030,810	8,887,422
Trade and notes payables	695,510	1,011,313
Other payables and accrued liabilities	1,166,927	2,226,727
Contract Liabilities	178,594	32,167
Subsidiaries of Chinalco
Balances with related parties
Cash and cash equivalents	7,832,441	3,561,997
Interest-bearing loans and borrowings	13,028,565	8,887,422
Chinalco and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment	1,476,833	762,489
Other current assets, before provision for impairment	325,247	818,318
Trade and notes payables	301,386	437,732
Other payables and accrued liabilities	1,054,724	2,193,344
Contract Liabilities	150,730	17,460
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment	45,180	44,958
Other current assets, before provision for impairment	21,820	21,753
Interest-bearing loans and borrowings	2,245
Trade and notes payables	26,288	1,511
Other payables and accrued liabilities	42,659	1,019
Contract Liabilities	27,190	13,453
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment	628,231	761,392
Other current assets, before provision for impairment	1,486,510	1,364,615
Trade and notes payables	229,994	561,508
Other payables and accrued liabilities	49,618	3,940
Contract Liabilities	535	519
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment	1	2,287
Other current assets, before provision for impairment	359,917	421,947
Other non-current assets	111,845	111,845
Trade and notes payables	32,668	10,562
Other payables and accrued liabilities	19,926	28,424
Contract Liabilities	139	79
Non-controlling shareholder of a subsidiary and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment	24,465	46,450
Other current assets, before provision for impairment	7,450	11,700
Trade and notes payables	105,174
Contract Liabilities		656
Other state-owned enterprises
Balances with related parties
Long-term loans and borrowings payable	37,287,000	35,029,000
Short-term loans and borrowings payable	¥ 4,906,000	¥ 29,781,000